BALANCE SHEET (FY) - USD ($)	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Jun. 06, 2019
Current assets
Cash	$ 623,644			$ 894,589
Prepaid expenses	89,125			257,110
Total Current Assets	712,769			1,151,699
Marketable securities held in Trust Account	254,115,791			251,924,993
Total Assets	254,828,560			253,076,692
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities - Accrued expenses	497,425			96,895
Deferred underwriting fee payable	8,750,000			8,750,000
Total Liabilities	9,247,425			8,846,895
Commitments
Class A ordinary shares subject to possible redemption, 23,740,181 shares at redemption value	240,581,127			239,229,796
Shareholders' Equity
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0			0
Additional paid in capital	2,029,753			3,381,091
Retained earnings	2,969,497			1,618,159
Total Shareholders' Equity	5,000,008	$ 5,000,007	$ 5,000,004	5,000,001	$ 5,000,001	$ 20,000	$ 0
Total Liabilities and Shareholders' Equity	254,828,560			253,076,692
Class A Ordinary Shares [Member]
Shareholders' Equity
Ordinary shares	133			126
Class B Ordinary Shares [Member]
Shareholders' Equity
Ordinary shares	$ 625			$ 625